UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check  here  if  Amendment [ ]; Amendment Number:
                                                  -----
This Amendment (Check only one.): [ ] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              The Cincinnati Specialty Underwriters Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number:   028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio        November 7, 2012
------------------------       ----------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              ---------
Form 13F Information Table Entry Total:       26
                                              ---------
Form 13F Information Table Value Total        52,388
                                              ---------
                                              (thousands)

List of Other Included Managers:

No.          File No.               Name
01           028-10798              Cincinnati Financial Corporation


                             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
 ISSUER                   TITLE OF CLASS    CUSIP    FMV(000)  SHARES/    SH/  PUT/  INVESTMENT DIS  OTH MGRS  SOLE  SHARED  NONE
                                                               PRINCIPAL  PRN  CALL
3M CO                     COMMON          88579Y101  3,706      40,100    SH    -    SHARED-OTHER    01        -      40,100  -
ABBOTT LABORATORIES       COMMON          002824100  1,865      27,200    SH    -    SHARED-OTHER    01        -      27,200  -
AGL RESOURCES INC         COMMON          001204106  1,555      38,000    SH    -    SHARED-OTHER    01        -      38,000  -
AUTOMATIC DATA PROCESSING COMMON          053015103  2,757      47,000    SH    -    SHARED-OTHER    01        -      47,000  -
BAXTER INTERNATIONAL INC  COMMON          071813109  1,205      20,000    SH    -    SHARED-OTHER    01        -      20,000  -
BLACKROCK INC             COMMON          09247X101  1,783      10,000    SH    -    SHARED-OTHER    01        -      10,000  -
CHUBB CORP                COMMON          171232101  1,068      14,000    SH    -    SHARED-OTHER    01        -      14,000  -
CISCO SYSTEMS INC         COMMON          17275R102  1,709      89,500    SH    -    SHARED-OTHER    01        -      89,500  -
EMERSON ELECTRIC CO       COMMON          291011104    965      20,000    SH    -    SHARED-OTHER    01        -      20,000  -
GENERAL MILLS INC         COMMON          370334104  1,594      40,000    SH    -    SHARED-OTHER    01        -      40,000  -
HASBRO INC                COMMON          418056107  1,145      30,000    SH    -    SHARED-OTHER    01        -      30,000  -
INTEL CORP                COMMON          458140100  1,133      50,000    SH    -    SHARED-OTHER    01        -      50,000  -
INTL BUSINESS
 MACHINES CORP            COMMON          459200101  1,660       8,000    SH    -    SHARED-OTHER    01        -       8,000  -
JP MORGAN CHASE           COMMON          46625H100  3,765      93,000    SH    -    SHARED-OTHER    01        -      93,000  -
LEGGETT & PLATT INC       COMMON          524660107  3,527     140,800    SH    -    SHARED-OTHER    01        -     140,800  -
MCDONALD'S CORP           COMMON          580135101  1,055      11,500    SH    -    SHARED-OTHER    01        -      11,500  -
MICROSOFT CORP            COMMON          594918104  1,786      60,000    SH    -    SHARED-OTHER    01        -      60,000  -
NUCOR CORP                COMMON          670346105  1,263      33,000    SH    -    SHARED-OTHER    01        -      33,000  -
PRAXAIR INC               COMMON          74005P104  1,350      13,000    SH    -    SHARED-OTHER    01        -      13,000  -
RPM INTERNATIONAL INC     COMMON          749685103  2,283      80,000    SH    -    SHARED-OTHER    01        -      80,000  -
SPECTRA ENERGY CORP       COMMON          847560109  4,287     146,000    SH    -    SHARED-OTHER    01        -     146,000  -
UNITED TECHNOLOGIES CORP  COMMON          913017109  2,036      26,000    SH    -    SHARED-OTHER    01        -      26,000  -
US BANCORP                COMMON          902973304  2,693      78,500    SH    -    SHARED-OTHER    01        -      78,500  -
VERIZON COMMUNICATIONS
  INC                     COMMON          92343V104  1,367      30,000    SH    -    SHARED-OTHER    01        -      30,000  -
WAL-MART STORES INC       COMMON          931142103  1,255      17,000    SH    -    SHARED-OTHER    01        -      17,000  -
WISCONSIN ENERGY CORP     COMMON          976657106  3,579      95,000    SH    -    SHARED-OTHER    01        -      95,000  -
                                                    52,388